OTHER PAYABLES AND ACCRUALS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Accrued operating expenses	¥ 4,527		¥ 4,975
Deposits received from travel suppliers and packaged tours users	945		1,044
Current lease liabilities	¥ 409		438
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:OtherAccruedLiabilitiesCurrent	us-gaap:OtherAccruedLiabilitiesCurrent
Payable related to acquisition and investments	¥ 346		76
Accruals for property and equipment	126		144
Others	770		864
Total	¥ 7,123	$ 1,091	¥ 7,541